Other liabilities (Details) - RUB (₽) ₽ in Thousands		1 Months Ended	12 Months Ended
	May 08, 2019	Jul. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]
Other liabilities
Income from depositary			₽ 41,617	₽ 22,095
Change in other liabilities			17,300	147,685
Non-current other liabilities
Advance from depositary			142,531	126,828
Total			142,531	126,828
Current other liabilities
Advance from depositary - current portion			38,759	23,880
Total			₽ 38,759	₽ 23,880
Deposit Agreement: May 8, 2019 to May 8, 2024
Other liabilities
Deposit agreement term	5 years
Proceeds from depository advances received	₽ 169,780
Deposit Agreement: July 20, 2020 to July 20, 2025
Other liabilities
Deposit agreement term		5 years
Proceeds from depository advances received		₽ 58,918

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.